UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 10, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $184557(thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      386     4445 SH       SOLE                                       4445
A T & T Inc New                COM              00206r102      626    15079 SH       SOLE                                      15079
Abbott Labs                    COM              002824100      388     7242 SH       SOLE                                       7242
Altria Group Inc               COM              02209s103      207     2950 SH       SOLE                                       2950
American International Group   COM              026874107     5417    77349 SH       SOLE                                      77349
Apple Computer                 COM              037833100      976     8000 SH       SOLE                                       8000
Automatic Data Processing Inc  COM              053015103     4864   100346 SH       SOLE                                     100346
BP PLC ADR                     COM              055622104     4927    68297 SH       SOLE                                      68297
Broadridge Finl Solutions Inc  COM              11133T103      408    21354 SH       SOLE                                      21354
Canon Inc. ADR                 COM              138006309     7339   125151 SH       SOLE                                     125151
Chevron Corp                   COM              166764100     1472    17476 SH       SOLE                                      17476
Cisco Systems                  COM              17275R102     2464    88460 SH       SOLE                                      88460
Citigroup Inc                  COM              172967101      466     9085 SH       SOLE                                       9085
Coca Cola Co Com               COM              191216100     6031   115300 SH       SOLE                                     115300
Dell Inc                       COM              24702r101      239     8365 SH       SOLE                                       8365
Donaldson Inc                  COM              257651109     7152   201172 SH       SOLE                                     201172
Dover Corp                     COM              260003108     5541   108332 SH       SOLE                                     108332
Echelon                        COM              27874n105      820    52475 SH       SOLE                                      52475
Emerson Electric Co            COM              291011104     5559   118786 SH       SOLE                                     118786
Exxon Mobil Corp     Com       COM              30231g102     9329   111215 SH       SOLE                                     111215
FedEx Corp                     COM              31428x106     3773    33996 SH       SOLE                                      33996
General Electric               COM              369604103      998    26077 SH       SOLE                                      26077
Home Depot Inc                 COM              437076102     3247    82528 SH       SOLE                                      82528
Illinois Tool Works            COM              452308109     6496   119875 SH       SOLE                                     119875
Intel Corp                     COM              458140100     2266    95454 SH       SOLE                                      95454
Johnson & Johnson              COM              478160104     6313   102454 SH       SOLE                                     102454
Luminex Corp Com               COM              55027E102      671    54531 SH       SOLE                                      54531
Mc Graw Hill Companies         COM              580645109      340     5000 SH       SOLE                                       5000
Microsoft Corp Com             COM              594918104     4381   148668 SH       SOLE                                     148668
Molex Inc.                     COM              608554101     4014   133760 SH       SOLE                                     133760
National Instruments Corp Com  COM              636518102     2170    66615 SH       SOLE                                      66615
Nokia                          COM              654902204     2652    94330 SH       SOLE                                      94330
Nordson Corp                   COM              655663102     4949    98656 SH       SOLE                                      98656
Novartis ADR                   COM              66987V109     3770    67235 SH       SOLE                                      67235
Oilsands Quest Inc             COM              678046103       91    37000 SH       SOLE                                      37000
Pepsico Inc                    COM              713448108      560     8636 SH       SOLE                                       8636
Pfizer, Inc.                   COM              717081103      420    16417 SH       SOLE                                      16417
Procter & Gamble               COM              742718109     6824   111514 SH       SOLE                                     111514
Royal Dutch Shell Plc Sponsore COM              780259206     5300    65269 SH       SOLE                                      65269
Sabine Royalty Trust UBI       COM              785688102      588    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    19609   616452 SH       SOLE                                     616452
Schlumberger Ltd               COM              806857108     8429    99233 SH       SOLE                                      99233
Sigma Aldrich                  COM              826552101     6074   142340 SH       SOLE                                     142340
Sysco Corp                     COM              871829107     4300   130335 SH       SOLE                                     130335
Telefonica de Espana           COM              879382208     1063    15922 SH       SOLE                                      15922
Unilever N V                   COM              904784709     1299    41871 SH       SOLE                                      41871
Union Pacific Corp.            COM              907818108      230     2000 SH       SOLE                                       2000
United Parcel Svc Cl B         COM              911312106     3897    53382 SH       SOLE                                      53382
United Technologies            COM              913017109      397     5600 SH       SOLE                                       5600
W.W. Grainger                  COM              384802104     6978    74994 SH       SOLE                                      74994
Wal-Mart Stores                COM              931142103     3435    71389 SH       SOLE                                      71389
Weyerhaeuser Co                COM              962166104     3280    41555 SH       SOLE                                      41555
Wyeth                          COM              983024100      726    12664 SH       SOLE                                      12664
Ishares Tr Russell 1000 Val                     464287598      408     4700 SH       SOLE                                       4700
REPORT SUMMARY		       54 DATA RECORDS		     184557         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

